Segment, Geographic and Customer Concentration Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment, Geographic and Customer Concentration Information
Schedule of revenue by region

The Company reports revenue by region and country based on the location where its customers accept delivery of its products and services. Revenue by region was as follows (dollar amount in thousands):

	Three Months Ended March 31,
	2021		2020
		% of		% of
	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$5,044	28%	$9,253	54%
Asia Pacific	9,506	54%	5,624	33%
Europe, Middle East and Africa	3,176	18%	2,154	13%
Total	$17,726	100%	$17,031	100%

The Company reports revenue by region and country based on the location where its customers accept delivery of its products and services. Revenue by region was as follows (dollar amount in thousands):

	Year Ended December 31,
	2020		2019		2018
		% of		% of		% of
	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Revenue by geography:
North America	$41,228	43%	$49,634	49%	$84,541	59%
Asia Pacific	39,310	41%	28,791	28%	39,770	28%
Europe, Middle East and Africa	14,824	16%	22,973	23%	18,635	13%
Total	$95,362	100%	$101,398	100%	$142,946	100%

Revenue by Countries and Customers Accounted For More Than 10%

The Company’s concentration of risk related to accounts receivable and accounts payable was as follows:

	March 31,	December 31,
	2021	2020
Number of customers accounted for 10% or more of accounts receivable	2	3
Number of vendors accounted for 10% or more of accounts payable	2	3

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Three Months Ended March 31,
	2021	2020
Countries over 10% of Revenue:
U.S.	26%	31%
China	45%	13%
Sweden	13%	*
Canada	*	23%
Number of Customers accounted for over 10% of Revenue:	2	2

	December 31,
	2020	2019
Number of customers accounted for 10% or more of accounts receivable	3	3
Number of vendors accounted for 10% or more of accounts payable	3	2

Revenue by countries and customers accounted for more than 10% of revenue was as follows:

	Year Ended December 31,
	2020	2019	2018
Countries over 10% of Revenue:
U.S.	34%	46%	59%
China	31%	11%	21%
Number of Customers accounted for over 10% of Revenue:	2	2	2